Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

January 4, 2019

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (the “Trust”) Securities Act Registration No. 33-18781 Investment Company Act Registration No. 811-5407

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that:
(a)        the forms of (i) the Trust’s Prospectuses; and (ii) the Statement of Additional Information for the Trust’s Government Money Market Portfolio that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A, which was filed on December 28, 2018, and
(b)       the text of Post-Effective Amendment No. 58 was filed with the Commission via EDGAR on December 28, 2018 (Accession No. 000894189-18-007002) with an effective date of December 31, 2018.
Questions and comments concerning this letter can be directed to the undersigned at (215) 988-2897.
Very Truly Yours,

/s/ Frances V. Ryan
Frances V. Ryan

cc:	Jay Johnson, Callahan Financial Services, Inc. Michael P. Malloy